Retirement Plans And Postretirement Benefits (Net Postretirement Benefit Costs And Postretirement Projected Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.44%	4.94%
Health care cost trend on covered charges, Initial	7.52%	7.68%
Health care cost trend on covered charges, Ultimate	5.94%	5.71%
Health care cost trend on covered charges, Years to ultimate	4 years	4 years
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.94%	5.52%
Health care cost trend on covered charges, Initial	7.68%	6.68%
Health care cost trend on covered charges, Ultimate	5.71%	5.66%
Health care cost trend on covered charges, Years to ultimate	3 years	1 year